Vanguard Explorer™ Fund
Supplement Dated December 21, 2023, to the Prospectus and Summary Prospectus Dated February 27, 2023
Important Changes to Vanguard Explorer Fund
Effective immediately, Jeffrey Bailin replaces Jeffrey Russell as a co-portfolio manager for the ClearBridge Investments, LLC (ClearBridge) portion of Vanguard Explorer Fund (the Fund). Mr. Bailin joins Brian Angerame, Aram Green, and Matthew Lilling, who will continue to serve as co-portfolio managers for the ClearBridge portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Jeffrey Russell under the heading “Investment Advisors” in the Fund Summary section:

Jeffrey Bailin, CFA, Portfolio Manager at ClearBridge. He has co-managed a portion of the Fund since December 2023.
Prospectus Text Changes
The following replaces Jeffrey Russell under the heading “Investment Advisors” in the More on the Fund section:
Jeffrey Bailin, CFA, Portfolio Manager at ClearBridge. He has worked in investment management since 2010, has been with ClearBridge since 2015, and has co-managed a portion of the Fund since December 2023. Education: B.S., Georgetown University.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 024A 122023
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Vanguard Explorer™ Fund

Supplement Dated December 21, 2023, to the Statement of Additional Information Dated February 27, 2023

Important Changes to Vanguard Explorer Fund

Effective immediately, Jeffrey Bailin replaces Jeffrey Russell as a co-portfolio manager for the ClearBridge Investments, LLC (ClearBridge) portion of Vanguard Explorer Fund (the Fund).

All references to Mr. Russell in the Statement of Additional Information are hereby deleted in their entirety. The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following changes apply to the sub-section B. ClearBridge Investments, LLC (ClearBridge).

The text and table under the sub-heading "1. Other Accounts Managed" on page B-40 are replaced as follows:

The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Brian Angerame	Registered investment companies1	5	$21.7B	1	$19.1B
	Other pooled investment vehicles	1	$700K	0	$0
	Other accounts	11,223	$1.4B	0	$0
Jeffrey Bailin2	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Aram Green	Registered investment companies1	10	$31.4B	1	$19.1B
	Other pooled investment vehicles	3	$842M	0	$0
	Other accounts	46,915	$16B	0	$0
Matthew Lilling	Registered investment companies1	5	$21.7B	1	$19.1B
	Other pooled investment vehicles	1	$700K	0	$0
	Other accounts	11,223	$1.4B	0	$0

1 Includes Vanguard Explorer Fund which held assets of $19.1 billion as of October 31, 2022. 2 Information provided as of September 30, 2023.

In the same sub-section, the following text is added under the sub-heading "4. Ownership of Securities" on page B-42: As of September 30, 2023, Mr. Bailin did not own any shares of Vanguard Explorer Fund.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 024A 122023
Vanguard Marketing Corporation, Distributor.